Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2016	$2,130
2017	1,993
2018	1,742
2019	1,230
2020	838
2021 and beyond	283

$8,216